UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road , Building A 2nd Floor	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end:   11/30/2013

Date of reporting period: 02/28/2013

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2013 (Unaudited)

	Shares	Value

Common Stock -91.12%

Banks - 2.33%
First Republic Bank	10,000	$364,500

Beverages - 7.04%
* Constellation Brands , Inc. - Class A	15,000	663,600
Dr. Pepper Snapple Group, Inc.	10,000	436,200
		1,099,800
Building Materials - 3.32%
* Fortune Brands Home & Security, Inc.	15,000	518,250

Chemicals - 5.53%
Kronos Worldwide, Inc.	15,000	256,650
RPM International, Inc.	20,000	608,200
		864,850
Commercial Services - 2.73%
* Quanta Services, Inc.	15,000	426,000

Computers - 4.75%
Seagate Technology PLC	10,000	321,600
Syntel, Inc.	7,000	421,120
		742,720
Electrical Components & Equipment - 2.94%
Energizer Holdings, Inc.	5,000	459,650

Food - 2.15%
McCormick & Co., Inc.	5,000	336,350

Hand & Machine Tools - 10.07%
Lincoln Electric Holdings, Inc.	11,000	616,550
Snap-On, Inc.	8,000	642,160
Stanley Black & Decker, Inc.	4,000	314,800
		1,573,510
Healthcare - Products - 6.07%
DENTSPLY International, Inc.	10,000	414,200
* Henry Schein, Inc.	6,000	535,320
		949,520
Healthcare - Services - 2.87%
Quest Diagnostics, Inc.	8,000	449,360

Household Products & Wares - 6.99%
Newell Rubbermaid, Inc.	20,000	466,800
Tupperware Brands Corp.	8,000	625,840
		1,092,640
Machinery - Diversified - 2.03%
Nordson Corp.	5,000	317,000

See Notes to Financial Statements

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2013 (Unaudited)

	Shares	Value

Common Stock - 91.12% (continued)

Mining - 5.95%
Cameco Corp.	15,000	$319,800
Silver Wheaton Corp.	10,000	316,300
Yamana Gold, Inc.	20,000	294,200
		930,300
Miscellaneous Manufacturing - 2.37%
Hillenbrand, Inc.	15,000	370,350

Oil & Gas - 4.94%
Cabot Oil & Gas Corp.	5,000	309,850
Energen Corp.	10,000	462,400
		772,250
Oil & Gas Services - 3.26%
* Cameron International Corp.	8,000	509,760

Pharmaceuticals - 3.12%
* Salix Pharmaceuticals Ltd.	10,000	488,500

Real Estate - 2.67%
W.P. Carey, Inc.	7,000	417,130

Retail - 2.62%
GNC Holdings, Inc. - Class A	10,000	410,000

Semiconductors - 4.56%
* LSI Corp.	50,000	348,000
Microchip Technology, Inc.	10,000	364,700
		712,700
Textiles - 2.81%
Cintas Corp.	10,000	439,000

Total Common Stock (Cost $10,591,193)		14,244,140

Exchange-Traded Funds - 2.25%
* SPDR Gold Trust	2,300	351,808

Total Exchange-Traded Funds (Cost $187,561)		351,808

Investment Companies - 5.36%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	837,837	837,837

Total Investment Companies (Cost $837,837)		837,837

See Notes to Financial Statements

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2013 (Unaudited)

Value

Total Investments (Cost $11,616,591) - 98.73%	$15,433,785
Other Assets In Excess of Liabilities, net - 1.27%	198,043
Net Assets - 100.00%	$15,631,828

* Non-income producing investment.
** Rate shown represents the rate at February 28, 2013 which is subject to change and resets daily.

See Notes to Financial Statements

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2013 (Unaudited)

	% of Net
Industry	Assets	Value

Banks	2.33%	$364,500
Beverages	7.04%	1,099,800
Building Materials	3.32%	518,250
Chemicals	5.53%	864,850
Commercial Services	2.73%	426,000
Computers	4.75%	742,720
Electrical Components & Equipment	2.94%	459,650
Exchange-Traded Funds	2.25%	351,808
Food	2.15%	336,350
Hand & Machine Tools	10.07%	1,573,510
Healthcare - Products	6.07%	949,520
Healthcare - Services	2.87%	449,360
Household Products & Wares	6.99%	1,092,640
Investment Companies	5.36%	837,837
Machinery - Diversified	2.03%	317,000
Mining	5.95%	930,300
Miscellaneous Manufacturing	2.37%	370,350
Oil & Gas	4.94%	772,250
Oil & Gas Services	3.26%	509,760
Pharmaceuticals	3.12%	488,500
Real Estate	2.67%	417,130
Retail	2.62%	410,000
Semiconductors	4.56%	712,700
Textiles	2.81%	439,000
	98.73%	$15,433,785

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2013 (Unaudited)

	Shares	Value

Closed-End Funds - 1.48%
Central Fund of Canada, Ltd.	10,000	$195,100

Total Closed-End Funds (Cost $210,500)		195,100

Common Stock - 92.99%

Apparel - 5.25%
* Deckers Outdoor Corp.	10,000	403,400
* Maidenform Brands, Inc.	15,000	287,850
		691,250
Banks - 2.61%
Bryn Mawr Bank Corp.	15,000	344,100

Chemicals - 6.93%
Stepan Co.	10,000	612,400
Zep, Inc.	20,000	299,200
		911,600
Commercial Services - 7.48%
Deluxe Corp.	15,000	595,200
H&E Equipment Services, Inc.	20,000	389,200
		984,400
Distribution & Wholesale - 3.25%
Watsco, Inc.	5,500	428,285

Electric - 6.12%
Black Hills Corp.	10,000	415,900
NorthWestern Corp.	10,000	389,800
		805,700
Electronics - 3.03%
* Rofin-Sinar Technologies, Inc.	15,000	398,550

Engineering & Construction - 4.07%
Chicago Bridge & Iron Co. NV	10,000	535,900

Environmental Control - 2.97%
Covanta Holding Corp.	20,000	391,200

Food - 6.00%
B&G Foods, Inc.	10,000	294,000
Snyders-Lance, Inc.	20,000	495,200
		789,200
Forest Products & Paper - 4.05%
KapStone Paper and Packaging Corp.	20,000	532,800

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2013 (Unaudited)

	Shares	Value

Common Stock - 92.99% (continued)

Gas - 4.35%
Questar Corp.	15,000	$352,650
South Jersey Industries, Inc.	4,000	220,560
		573,210
Healthcare - Products - 2.42%
Meridian Bioscience, Inc.	15,000	318,000

Home Furnishings - 3.18%
Ethan Allen Interiors, Inc.	15,000	419,100

Household Products & Wares - 5.83%
* Jarden Corp.	8,000	496,880
WD-40 Co.	5,000	271,050
		767,930
Iron & Steel - 2.87%
Carpenter Technology Corp.	8,000	377,840

Machinery - Construction & Mining - 3.89%
Hyster-Yale Material Handling, Inc.	10,000	512,300

Oil & Gas - 4.20%
* Birchcliff Energy Ltd.	40,000	302,240
Precision Drilling	30,000	250,200
		552,440
Oil & Gas Services - 2.71%
Gulf Island Fabrication, Inc.	15,000	357,150

Pipelines - 2.46%
Eagle Rock Energy Partners LP	34,000	323,680

REITs - 3.82%
Rayonier, Inc.	9,000	502,830

Retail - 3.40%
Buckle, Inc.	10,000	448,100

Semiconductors - 2.10%
* Silicon Image, Inc.	60,000	276,600

Total Common Stock (Cost $8,652,841)		12,242,165

Investment Companies - 5.46%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	719,484	719,484

Total Investment Companies (Cost $719,484)		719,484

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2013 (Unaudited)

Value

Total Investments (Cost $9,582,825) - 99.93%	$13,156,749
Other Assets in Excess of Liabilities, net - 0.07%	8,963
Net Assets - 100.00%	$13,165,712

* Non-income producing investment.
** Rate shown represents the rate at February 28, 2013 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

LP - Limited Partnership
NV - Naamloze Vennootschap (Dutch)
REIT - Real Estate Investment Trust

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2013 (Unaudited)

	% of Net
Industry	Assets	Value

Apparel	5.25%	$691,250
Banks	2.61%	344,100
Chemicals	6.93%	911,600
Closed-End Funds	1.48%	195,100
Commercial Services	7.48%	984,400
Distribution & Wholesale	3.25%	428,285
Electric	6.12%	805,700
Electronics	3.03%	398,550
Engineering & Construction	4.07%	535,900
Environmental Control	2.97%	391,200
Food	6.00%	789,200
Forest Products & Paper	4.05%	532,800
Gas	4.35%	573,210
Healthcare - Products	2.42%	318,000
Home Furnishings	3.18%	419,100
Household Products & Wares	5.83%	767,930
Investment Companies	5.46%	719,484
Iron & Steel	2.87%	377,840
Machinery - Construction & Mining	3.89%	512,300
Oil & Gas	4.20%	552,440
Oil & Gas Services	2.71%	357,150
Pipelines	2.46%	323,680
REITs	3.82%	502,830
Retail	3.40%	448,100
Semiconductors	2.10%	276,600
Total	99.93%	$13,156,749

See Notes to Financial Statements

Capital Management Funds

Notes to Schedules of Investments	February 28, 2013 (Unaudited)

Organization
The Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund (collectively the Funds and individually the Mid-Cap Fund and Small-Cap Fund) are series funds. The Funds are part of the Capital Management Investment Trust (the Trust), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-ended management investment company. The Funds are each classified as a diversified company as defined in the 1940 Act.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s "fair value" price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for identical securities on inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Capital Management Funds

Notes to Schedules of Investments	February 28, 2013 (Unaudited)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of February 28, 2013:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$14,244,140	$-	$14,244,140
Investment Companies	351,808	837,837	1,189,645
Totals	$14,595,948	$837,837	$15,433,785

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$12,242,165	$-	$12,242,165
Investment Companies	195,100	719,484	914,584
Totals	$12,437,265	$719,484	$13,156,749

(a)
As of and during the three month period ended February 28, 2013, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

There were no transfers between Levels during the three month period ended February 28, 2013.  It is the Fund’s policy to recognize transfers at the end of the reporting period.

Federal Income Taxes
The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of February 28, 2013 are noted below.

Table 3		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation
Mid-Cap Fund	$11,616,591	$4,051,306	$(234,112)	$3,817,194
Small-Cap Fund	9,693,023	3,702,383	(238,657)	3,463,726

The difference between book basis and tax basis unrealized appreciation (depreciation) for the Small-Cap Fund is attributable primarily to differing book/tax treatment of partnership income.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)           A certification for the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR270.30a-2)is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capital Management Investment Trust

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	April 24, 2013